Putnam
Growth
Opportunities
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-99


[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* Putnam Growth Opportunities Fund's class A shares ranked 5 out of 134 large-cap growth funds (top 4%) tracked by Lipper Analytical Services for the 3-year period and 16 out of 218 large-cap growth funds (top 8%) for the 1-year period ended January 31, 1999.*


* "The fund's focus on large, fast-growing, and financially strong companies has put it squarely in an area the stock market now favors."

                               -- The Boston Globe, March 1, 1999

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

12 Portfolio holdings

15 Financial statements


* Past performance is not indicative of future results. Lipper is an industry research firm whose rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. The fund was not ranked for longer periods. Performance of other share classes will vary.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Basking in the warmth of continued investor partiality toward large, financially strong companies, Putnam Growth Opportunities Fund posted solid returns for the first half of fiscal 1999. The fact that the companies in which the fund invests also possess strong track records for growth surely must have brought smiles to shareholders' faces, given the rocky path many other growth-oriented investments continued to travel during the same period.

As fund managers Jeffrey Lindsey and Beth Cotner explain in the following report, the technology sector remained the primary driver of the fund's performance. It is interesting to note how many of the companies that Jeff and Beth specifically discuss can attribute their attainment of large-capitalization stature to the explosion of the Internet into a truly global -- and still expanding -- presence.

Your fund's portfolio reflects other growth patterns as well. Retailers have benefited from consumer optimism about the economy, and inflation and drug companies are prospering by attending to the aches and pains of an aging baby boom generation. Seeking out the opportunities presented by such trends is the principal task of your fund's management team.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
March 17, 1999



Report from the Fund Managers
Jeffrey R. Lindsey
C. Beth Cotner

Large-company stocks began Putnam Growth Opportunities Fund's fiscal year by continuing their two-year marathon and then, like a long-distance runner, seemed to hit the proverbial wall. Fortunately, by the end of the six-month period ended January 31, 1999, they had recovered their momentum and were back on pace. Nevertheless, the period presented investors with a tough lesson in stock market volatility, as major market indexes hit record-setting highs, fell to sobering lows, and then rose again.

Following one of its most volatile years in over a decade, the U.S. equity market finished 1998 with double-digit returns for the fourth consecutive year. The market's strength continued into January as your fund reached its fiscal year midpoint. Overall our emphasis on large-capitalization stocks proved successful during the period.

We believe, however, it is the type of large-cap company we concentrate on rather than simply our large-cap orientation that enabled your fund to withstand the effects of recent market volatility -- in particular, the fund's focus on companies that tend to dominate their industries with large and growing market shares. These companies typically have dynamic management teams and many are benefiting from the consolidation trend affecting many industries. For the 6 months ended January 31, 1999, your fund's class A shares provided a total return of 25.01% at net asset value and 17.80% at public offering price. For complete performance information, please refer to the summary that begins on page 9.

* INCREASED EMPHASIS ON TECHNOLOGY SECTOR

The most significant trend during the period was the fund's increased emphasis on the technology sector, in which many large companies demonstrated dramatic earnings growth over the period. During the period, fund performance was boosted by several key technology holdings, including Sun Microsystems, Inc., Microsoft Corp., and EMC Corp. A producer of computer networking products, hardware, software, and services, Sun Microsystems has benefited from strong sales of its workstations, servers, and data storage products. The company continues to unveil promising new products, such as Jini software, which seeks to make connecting any computing device to a network as easy as plugging in a telephone. This software has received significant attention within the industry and Sun expects that 35 companies, including Philips Electronics and Hewlett-Packard, will be among the first to license Jini software.

We believe that Microsoft still offers the potential for rapid growth; however, the company's strength lies in its ability to identify and dominate the growth phases of the future. One example is the company's role in integrating computer software with television and its purchase of WebTV Networks, Inc., which allows access to the World Wide Web using a television set.

As computer systems worldwide become increasingly complex and require more space to store data, fund holding EMC Corp. has exhibited explosive growth. Much of the need for EMC's products has been triggered by the Internet and by large corporations looking for data storage solutions that are dependable, flexible, and responsive. EMC is expected to continue reaping the rewards of the Internet and e-commerce, as 8 of the 10 largest Internet service providers already use EMC storage solutions. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.


[GRAPHIC OMITTED: TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*


Retail                 16.2%

Pharmaceuticals and
biotechnology          13.1%

Computer software      12.7%

Computers               8.1%

Telecommunications
equipment               7.5%

Footnote reads:
*Based on net assets as of 1/31/99. Holdings will vary over time.


* RETAIL STOCKS CONTINUE TO BENEFIT FROM STRONG ECONOMY

Continued strength in the U.S. economy provided a significant boost for retail stocks. During the six-month period, U.S. retail sales rose each month, led by department and clothing stores. January sales gains, on top of a robust December, suggested that consumer demand had a good deal of momentum heading into the second half of your fund's fiscal year.

Consumer spending rose in 1998 at its fastest pace in 14 years and is not expected to slow much in the months ahead. Consumer confidence remained high as we began calendar 1999; moreover, a surge in early income tax refunds and home mortgage refinancing is giving people more money to spend.

The best performers in this sector were those of value- oriented companies such as Wal-Mart Stores, Inc. Known for extraordinary customer service and creative in-store promotions, Wal-Mart has experienced rapid growth and has vanquished competitors on a regular basis. The company operates a chain of Wal-Mart discount department stores as well as Sam's Club warehouse membership stores and Wal-Mart Supercenters, which combine supermarket and discount department store characteristics in one facility. The company is also experimenting with Wal-Mart Neighborhood Markets, which would compete more directly with local grocers.

* PHARMACEUTICALS REMAIN HEALTHY SOURCE OF GROWTH

Pharmaceutical companies continued to make up a large portion of the fund's portfolio. Recent news in this sector has been good with major product launches and more consolidation in the industry. One holding worth noting is Pfizer, Inc. Although it's best known as the maker of the blockbuster male impotence drug, Viagra, this pharmaceutical company's strengths extend far beyond that product. Adding to Pfizer's growth potential is the fact that most of its product line is patent protected for five or more years, allowing the company to benefit from the exclusivity of its drugs in the marketplace. Pfizer also enhances its profitability through cross licensing, in which it markets and sells drugs developed by other companies and shares in the resulting profits. One example is Celebrex, an arthritis drug that Pfizer markets in conjunction with two other pharmaceutical companies.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Microsoft Corp.
Computer software

America Online, Inc.
Computer services

EMC Corp.
Computers

Schering-Plough Corp.
Pharmaceuticals and biotechnology

Tyco International Ltd.
Conglomerate

MCI WorldCom, Inc.
Telecommunications equipment

Pfizer, Inc.
Pharmaceuticals and biotechnology

Wal-Mart Stores, Inc.
Retail

Warner-Lambert Co.
Pharmaceuticals and biotechnology

Lucent Technologies, Inc.
Telecommunications equipment


Footnote reads:
These holdings represent 35.1% of the fund's net assets as of 1/31/99. Portfolio holdings will vary over time.


* CONTINUED FOCUS ON GROWTH LEADERS

As 1999 begins, investors have become accustomed to market turmoil. We believe that global markets are far less vulnerable to a severely volatile event than they were six months ago. One reason for this belief is that throughout the fall and winter, central banks worldwide have restored liquidity to the financial system through a series of interest-rate cuts. Furthermore, banks and other market participants appear to be less exposed to leveraged speculation and have grown more alert to likely sources of risk.

Of course, no one can predict market volatility. However, should the moderate economic growth, low inflation, and low interest rates continue in the U.S., we are optimistic that the large-cap companies in which the fund invests will remain sound. We believe that a continued focus on the best large growth companies -- financially strong, well-established leaders with demonstrated growth -- has the potential to deliver attractive results in a variety of market environments.


The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/99, there is no guarantee the fund will continue to hold these securities in the future. Investments in a highly focused portfolio with a relatively small number of holdings may be subject to greater risk than a more broadly diversified portfolio.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Growth Opportunities Fund is designed for investors seeking capital appreciation by investing primarily in stocks of well-established, large-capitalization companies that Putnam believes will benefit from promising growth themes worldwide.


TOTAL RETURN FOR PERIODS ENDED 1/31/99

                                Class A          Class B           Class M
(inception date)               (10/2/95)        (8/1/97)          (8/1/97)
                              NAV      POP     NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
6 months                     25.01%   17.80%  24.62%   19.62%   24.72%  20.38%
------------------------------------------------------------------------------
1 year                       55.49    46.58   54.26    49.26    54.73   49.36
------------------------------------------------------------------------------
Life of fund                181.41   165.18  173.24   170.24   175.50  165.94
Annual average               36.44    34.03   35.24    34.79    35.57   34.14
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/99

                                                  Russell
                                   Standard &       1000           Consumer
                                     Poor's        Growth           Price
                                   500 Index       Index            Index
------------------------------------------------------------------------------
6 months                             22.80%        15.02%           0.86%
------------------------------------------------------------------------------
1 year                               42.59         32.49            1.86
------------------------------------------------------------------------------
Life of fund                        146.68        132.89            7.44
Annual average                       31.07         28.83            2.17
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. The fund's performance reflects a voluntary expense limitation currently or previously in effect. Without the limitation, total return would have been lower.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 1/31/99

                                Class A       Class B      Class M
------------------------------------------------------------------------------
Distributions (number)*
------------------------------------------------------------------------------
Share value:                 NAV      POP      NAV      NAV      POP
------------------------------------------------------------------------------
7/31/98                    $16.99   $18.03   $16.86   $16.91   $17.52
------------------------------------------------------------------------------
1/31/99                     21.24    22.54    21.01    21.09    21.85
------------------------------------------------------------------------------
*The Fund did not make any distributions during this period.

TOTAL RETURN FOR PERIODS ENDED 12/31/98
(most recent calendar quarter)

                                Class A           Class B           Class M
(inception date)               (10/2/95)         (8/1/97)          (8/1/97)
                             NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
6 months                    16.96%   10.23%   16.54%   11.54%   16.68%   12.59%
------------------------------------------------------------------------------
1 year                      47.38    38.87    46.33    41.33    46.74    41.65
------------------------------------------------------------------------------
Life of fund               161.27   146.20   153.87   150.87   155.91   147.02
Annual average              34.38    31.95    33.20    32.71    33.53    32.08
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. Please see the preceding page for the method of performance calculation.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index* is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

Russell 1000 Growth Index* contains those Russell 1000 securities with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Russell 1000 Value Index. (The Russell 1000 Index is composed of the 1000 largest companies in the Russell 3000 Index.)

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.




Portfolio of investments owned
January 31, 1999 (Unaudited)

COMMON STOCKS (98.4%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Banks (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             82,500  Firstar Corp.                                                                          $    7,275,469

Business Services (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            272,100  Pitney Bowes, Inc.                                                                         18,723,881

Cable Television (3.9%)
--------------------------------------------------------------------------------------------------------------------------
            468,500  Tele-Comm Liberty Media Group, Inc. Class A (NON)                                          25,064,750
            484,600  Tele-Communications, Inc. Class A (NON)                                                    33,225,388
                                                                                                            --------------
                                                                                                                58,290,138

Computer Services (4.6%)
--------------------------------------------------------------------------------------------------------------------------
            333,700  America Online, Inc.                                                                       58,626,919
            156,300  Computer Sciences Corp. (NON)                                                              10,716,319
                                                                                                            --------------
                                                                                                                69,343,238

Computer Software (12.7%)
--------------------------------------------------------------------------------------------------------------------------
             13,600  BMC Software, Inc.  (NON)                                                                     634,950
            189,000  Dell Computer Corp. (NON)                                                                  18,900,000
            291,600  Intel Corp.                                                                                41,097,375
            455,400  Microsoft Corp. (NON)                                                                      79,695,000
            299,100  Oracle Corp. (NON)                                                                         16,562,663
            314,700  Sun Microsystems, Inc. (NON)                                                               35,167,725
                                                                                                            --------------
                                                                                                               192,057,713

Computers (8.1%)
--------------------------------------------------------------------------------------------------------------------------
            550,700  Compaq Computer Corp.                                                                      26,227,088
            520,700  EMC Corp. (NON)                                                                            56,691,213
            107,800  IBM Corp.                                                                                  19,754,350
            200,400  Texas Instruments, Inc.                                                                    19,814,550
                                                                                                            --------------
                                                                                                               122,487,201

Conglomerates (3.3%)
--------------------------------------------------------------------------------------------------------------------------
            641,700  Tyco International Ltd.                                                                    49,451,006

Consumer Products (--%)
--------------------------------------------------------------------------------------------------------------------------
              3,900  Colgate-Palmolive Co.                                                                         313,817

Cosmetics (1.4%)
--------------------------------------------------------------------------------------------------------------------------
            257,200  Estee Lauder Cos. Class A                                                                  21,106,475

Electronics and Electrical Equipment (4.5%)
--------------------------------------------------------------------------------------------------------------------------
            386,000  Applied Materials, Inc.(NON)                                                               24,390,375
            413,200  General Electric Co.                                                                       43,334,350
                                                                                                            --------------
                                                                                                                67,724,725

Entertainment (4.9%)
--------------------------------------------------------------------------------------------------------------------------
            691,700  Time Warner, Inc.                                                                          43,231,250
            360,400  Viacom, Inc. Class B (NON)                                                                 30,634,000
                                                                                                            --------------
                                                                                                                73,865,250

Environmental Control (1.6%)
--------------------------------------------------------------------------------------------------------------------------
            499,900  Waste Management, Inc.(NON)                                                                24,963,756

Financial Services (3.3%)
--------------------------------------------------------------------------------------------------------------------------
            310,100  Associates First Capital Corp.                                                             12,578,431
            255,700  Merrill Lynch & Co., Inc.                                                                  19,433,200
            210,900  Morgan Stanley, Dean Witter, Discover and Co.                                              18,308,756
                                                                                                            --------------
                                                                                                                50,320,387

Health Care Services (3.2%)
--------------------------------------------------------------------------------------------------------------------------
            405,000  Cardinal Health, Inc.                                                                      29,944,688
            246,457  Mckesson HBOC, Inc.                                                                        18,515,082
                                                                                                            --------------
                                                                                                                48,459,770

Insurance (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            251,200  American International Group, Inc.                                                         25,857,900

Medical Supplies and Devices (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            153,200  Medtronic, Inc.                                                                            12,208,125

Networking Equipment (2.4%)
--------------------------------------------------------------------------------------------------------------------------
            331,100  Cisco Systems, Inc. (NON)                                                                  36,938,344

Pharmaceuticals and Biotechnology (13.1%)
--------------------------------------------------------------------------------------------------------------------------
            208,000  Bristol-Myers Squibb Co.                                                                   26,663,000
            287,600  Lilly (Eli) & Co.                                                                          26,944,525
            365,000  Pfizer, Inc.                                                                               46,948,125
            959,600  Schering-Plough Corp.                                                                      52,298,200
            638,700  Warner-Lambert Co.                                                                         46,106,156
                                                                                                            --------------
                                                                                                               198,960,006

Retail (16.2%)
--------------------------------------------------------------------------------------------------------------------------
            382,400  Costco Companies, Inc. (NON)                                                               31,691,400
            678,500  CVS Corp.                                                                                  37,147,875
            356,650  Gap, Inc. (The)                                                                            22,892,472
            733,300  Home Depot, Inc. (The)                                                                     44,272,988
            235,400  Kroger Co. (NON)                                                                           14,947,900
            481,100  Safeway, Inc. (NON)                                                                        27,001,738
            717,000  TJX Cos., Inc. (The)                                                                       21,196,313
            541,800  Wal-Mart Stores, Inc.                                                                      46,594,800
                                                                                                            --------------
                                                                                                               245,745,486

Telecommunications Equipment (7.5%)
--------------------------------------------------------------------------------------------------------------------------
            408,600  Lucent Technologies, Inc.                                                                  45,993,038
            126,100  Nokia Corp Class A. ADR (Finland)                                                          18,158,400
            612,300  MCI WorldCom, Inc. (NON)                                                                   48,830,925
                                                                                                            --------------
                                                                                                               112,982,363

Telephone Services (1.8%)
--------------------------------------------------------------------------------------------------------------------------
            316,300  Sprint Corp.                                                                               26,529,663

Wireless Communications (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            266,100  AirTouch Communications, Inc.                                                              25,695,281
                                                                                                            --------------
                     Total Common Stocks (cost $1,109,992,569)                                              $1,489,299,994

SHORT-TERM INVESTMENTS (2.6%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $      842,000  A1 Credit Corporation for an effective yield of 4.82%,
                       February 1, 1999                                                                     $      842,000
         38,000,000  Interest in $407,512,000 joint repurchase agreement dated January 29, 1999 with Warburg Securities due
                       February 1, 1999 with respect to various U.S. Treasury
                       obligations -- maturity value of $38,014,883 for an
                       effective yield of 4.70%                                                                 38,000,000
                                                                                                            --------------
                     Total Short-Term Investments (cost $38,842,000)                                        $   38,842,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $1,148,834,569) (b)                                            $1,528,141,994
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,513,282,579.

  (b) The aggregate identified cost on a tax basis is $1,148,834,620, resulting in gross unrealized appreciation and depreciation of $383,586,792 and $4,279,418, respectively, or net unrealized appreciation of $379,307,374.

(NON) Non-income-producing security.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
January 31, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,148,834,569) (Note 1)                                        $1,528,141,994
-----------------------------------------------------------------------------------------------
Cash                                                                                        483
-----------------------------------------------------------------------------------------------
Dividends receivable                                                                    227,119
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               25,440,398
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        6,318,775
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                3,653
-----------------------------------------------------------------------------------------------
Total assets                                                                      1,560,132,422

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     42,611,125
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            1,503,950
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          1,715,441
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               42,354
-----------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                            5,396
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,531
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  724,918
-----------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                8,843
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  236,285
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    46,849,843
-----------------------------------------------------------------------------------------------
Net assets                                                                       $1,513,282,579

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $1,155,622,724
-----------------------------------------------------------------------------------------------
Accumulated net investment loss                                                      (3,866,204)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                               (17,781,366)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                          379,307,425
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $1,513,282,579

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($686,876,100 divided by 32,341,285 shares)                                              $21.24
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $21.24)*                                  $22.54
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($769,149,122 divided by 36,608,761 shares)**                                            $21.01
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($57,257,357 divided by 2,714,839 shares)                                                $21.09
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $21.09)*                                  $21.85
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

 ** Redemption price per share is equal to nat asset value less any contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended January 31, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $950)                                             $  2,006,420
-----------------------------------------------------------------------------------------------
Interest                                                                                513,025
-----------------------------------------------------------------------------------------------
Total investment income                                                               2,519,445

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      2,820,124
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          416,424
-----------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                       11,596
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          8,009
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   496,038
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 2,149,356
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   127,194
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                              724
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  54,086
-----------------------------------------------------------------------------------------------
Registration fees                                                                       168,345
-----------------------------------------------------------------------------------------------
Auditing                                                                                 18,106
-----------------------------------------------------------------------------------------------
Legal                                                                                     2,906
-----------------------------------------------------------------------------------------------
Postage                                                                                  64,748
-----------------------------------------------------------------------------------------------
Other                                                                                    90,275
-----------------------------------------------------------------------------------------------
Total expenses                                                                        6,427,931
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (42,282)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          6,385,649
-----------------------------------------------------------------------------------------------
Net investment loss                                                                  (3,866,204)
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                    (13,276,801)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                        288,709,054
-----------------------------------------------------------------------------------------------
Net gain on investments                                                             275,432,253
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $271,566,049
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                     January 31         July 31
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                             $    (3,866,204)  $  (2,138,308)
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                    (13,276,801)     (4,490,208)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                          288,709,054      89,355,391
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                271,566,049      82,726,875
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                                  --        (169,802)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --        (163,947)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --         (15,005)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   630,461,121     523,492,191
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        902,027,170     605,870,312

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 611,255,409       5,385,097
---------------------------------------------------------------------------------------------------------------
End of period (accumulated net investment loss of
$3,866,204 and $--, respectively)                                                $1,513,282,579    $611,255,409
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Six months
                                                                     ended                                        For the period
Per-share                                                         January 31                                       Oct. 2, 1995+
operating performance                                             (Unaudited)           Year ended July 31          to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1999             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $16.99           $13.38           $10.15            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)                                       (.04)(d)         (.07)(d)          .03              .03
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                   4.29             3.71             4.43             1.67
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 4.25             3.64             4.46             1.70
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                       --               --             (.04)            (.04)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                          --             (.03)           (1.19)            (.01)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     --             (.03)           (1.23)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $21.24           $16.99           $13.38           $10.15
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                               25.01*           27.23            47.34            20.08*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $686,876         $287,291           $5,385           $2,647
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(c)                                           .56*            1.25             1.05              .89*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)(a)                                          (.25)*           (.43)             .20              .30*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               31.29*           70.90           145.10           151.15*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses of the fund reflect a reduction of $0.01 per share for each of class A, B and M, for the period ended July 31, 1998 and $0.11 per share for each of the periods ended July 31, 1997 and July 31, 1996.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges and reflects an expense limitation currently in effect. Without the limitation, the total return would have been lower.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Six months
                                                                                                       ended       For the period
Per-share                                                                                           January 31     August 1, 1997+
operating performance                                                                               (Unaudited)      to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1999             1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $16.86           $13.38
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)                                                                         (.11)(d)         (.18)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                     4.26             3.69
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                   4.15             3.51
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                         --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                            --             (.03)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                       --             (.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $21.01           $16.86
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                                 24.62*           26.25
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                      $769,149         $299,195
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(c)                                                                             .93*            2.00
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)(a)                                                                            (.63)*          (1.19)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 31.29*           70.90
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses of the fund reflect a reduction of $0.01 per share for each of class A, B and M, for the period ended July 31, 1998 and $0.11 per share for each of the periods ended July 31, 1997 and July 31, 1996.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges and reflects an expense limitation currently in effect. Without the limitation, the total return would have been lower.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Six months
                                                                                                       ended       For the period
Per-share                                                                                           January 31     August 1, 1997+
operating performance                                                                               (Unaudited)      to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1999             1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $16.91           $13.38
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)                                                                         (.09)(d)         (.14)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                     4.27             3.70
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                   4.18             3.56
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                         --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                            --             (.03)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                       --             (.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $21.09           $16.91
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                                 24.72*           26.63
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                       $57,257          $24,769
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(c)                                                                             .81*            1.75
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)(a)                                                                            (.50)*           (.93)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 31.29*           70.90
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses of the fund reflect a reduction of $0.01 per share for each of class A, B and M, for the period ended July 31, 1998 and $0.11 per share for each of the periods ended July 31, 1997 and July 31, 1996.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges and reflects an expense limitation currently in effect. Without the limitation, the total return would have been lower.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
January 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Growth Opportunities Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund invests primarily in common stocks of companies that Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes have potential for capital appreciation significantly greater than that of the market averages.

The fund offers class A, class B and class M shares. Effective February 1, 1999, the fund began offering class C shares. Class B and class M shares commenced operations on August 1, 1997. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over the counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended January 31, 1999, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At July 31, 1998, the fund had a capital loss carryover of approximately $506,488 available to offset future net capital gain, if any, which will expire on July 31, 2006.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

I) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $8,843. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended January 31, 1999, fund expenses were reduced by $42,282 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,330 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended January 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $841,202 and $41,864 from the sale of class A and class M shares, respectively and $358,374 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended January 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received $12,278 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended January 31, 1999, purchases and sales of investment securities other than short-term investments aggregated $877,397,222 and $270,880,786, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At January 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                       Six months ended
                                                       January 31, 1999
-----------------------------------------------------------------------------
Class A                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                     19,968,593       $351,488,768
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                19,968,593        351,488,768

Shares
repurchased                                     (4,539,429)       (76,663,058)
-----------------------------------------------------------------------------
Net increase                                    15,429,164       $274,825,710
-----------------------------------------------------------------------------

                                                           Year ended
                                                          July 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     19,027,520       $279,728,139
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       12,807            164,435
-----------------------------------------------------------------------------
                                                19,040,327        279,892,574

Shares
repurchased                                     (2,530,771)       (37,177,983)
-----------------------------------------------------------------------------
Net increase                                    16,509,556       $242,714,591
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        January 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     22,161,308       $388,442,974
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                22,161,308        388,442,974

Shares
repurchased                                     (3,293,219)       (54,962,043)
-----------------------------------------------------------------------------
Net increase                                    18,868,089       $333,480,931
-----------------------------------------------------------------------------

                                                 For the period August 1, 1997
                                                  (commencement of operations)
                                                        to July 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     19,821,376       $290,193,248
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       12,262            156,947
-----------------------------------------------------------------------------
                                                19,833,638        290,350,195

Shares
repurchased                                     (2,092,966)       (30,848,946)
-----------------------------------------------------------------------------
Net increase                                    17,740,672       $259,501,249
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        January 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,069,388        $35,043,011
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 2,069,388         35,043,011

Shares
repurchased                                       (819,602)       (12,888,531)
-----------------------------------------------------------------------------
Net increase                                     1,249,786        $22,154,480
-----------------------------------------------------------------------------

                                                 For the period August 1, 1997
                                                  (commencement of operations)
                                                        to July 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,625,623        $23,686,551
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        1,156             14,812
-----------------------------------------------------------------------------
                                                 1,626,779         23,701,363

Shares
repurchased                                       (161,726)        (2,425,012)
-----------------------------------------------------------------------------
Net increase                                     1,465,053        $21,276,351
-----------------------------------------------------------------------------



Our commitment to quality service

* CHOOSE AWARD-WINNING SERVICE

  Putnam Investments has won the DALBAR Service Award 8 times in the past 9 years. In 1997 and 1998, Putnam was the only company to win all three DALBAR awards: for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

  Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

  Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

  You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

  For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Website.

                         www.putnaminv.com

  To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

                           1-800-225-1581

 *DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

 +Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

C. Beth Cotner
Vice President and Fund Manager

Jeffrey R. Lindsey
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Growth Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
---------------------
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U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

SA061/49941 -- 2AP 3/99